Remuneration, etc. - Loans (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	€ 178	€ 88
Loan commitments
Direct risk exposure
Risk exposure on loan commitments, etc.	218,083,000	207,671,000	€ 202,097,000
Loan commitments | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	178	88
Financial Guarantees
Direct risk exposure
Risk exposure on loan commitments, etc.	11,723,000	14,499,000	€ 17,244,000
Financial Guarantees | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Mrs. Ana Botin-Sanz de Sautuola y O'Shea | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	18	10
Mrs. Ana Botin-Sanz de Sautuola y O'Shea | Loan commitments | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	18	10
Mrs. Ana Botin-Sanz de Sautuola y O'Shea | Financial Guarantees | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Mr. Jose Antonio Alvarez Alvarez | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	8	9
Mr. Jose Antonio Alvarez Alvarez | Loan commitments | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	8	9
Mr. Jose Antonio Alvarez Alvarez | Financial Guarantees | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Mr. Bruce Carnegie-Brown | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0
Mr. Bruce Carnegie-Brown | Loan commitments | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0
Mr. Bruce Carnegie-Brown | Financial Guarantees | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Mr. Matias Rodriguez Inciarte | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0
Mr. Matias Rodriguez Inciarte | Loan commitments
Direct risk exposure
Risk exposure on loan commitments, etc.		13
Mr. Matias Rodriguez Inciarte | Loan commitments | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0
Mr. Matias Rodriguez Inciarte | Financial Guarantees | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Mr. Rodrigo Echenique Gordillo | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	29	22
Mr. Rodrigo Echenique Gordillo | Loan commitments | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	29	22
Mr. Rodrigo Echenique Gordillo | Financial Guarantees | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Francisco Javier Botin Sanz De Sautuola Y O'Shea [Member] | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	15	17
Francisco Javier Botin Sanz De Sautuola Y O'Shea [Member] | Loan commitments | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	15	17
Francisco Javier Botin Sanz De Sautuola Y O'Shea [Member] | Financial Guarantees | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Mrs. Sol Daurella Comadran | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	53	27
Mrs. Sol Daurella Comadran | Loan commitments | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	53	27
Mrs. Sol Daurella Comadran | Financial Guarantees | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Mr. Carlos Fernandez Gonzalez [Member] | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	12
Mr. Carlos Fernandez Gonzalez [Member] | Loan commitments | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	12
Mr. Carlos Fernandez Gonzalez [Member] | Financial Guarantees | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Mrs. Esther Gimenez-Salinas I Colomer [Member] | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	1
Mrs. Esther Gimenez-Salinas I Colomer [Member] | Loan commitments | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	1
Mrs. Esther Gimenez-Salinas I Colomer [Member] | Financial Guarantees | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Mr. Ignacio Benjumea Cabeza de Vaca | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0
Mr. Ignacio Benjumea Cabeza de Vaca | Loan commitments | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0
Mr. Ignacio Benjumea Cabeza de Vaca | Financial Guarantees | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Mrs. Belen Romana Garcia | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	21	3
Mrs. Belen Romana Garcia | Loan commitments | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	21	3
Mrs. Belen Romana Garcia | Financial Guarantees | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	0	0
Mr. Guillermo de la Dehesa Romero | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	21
Mr. Guillermo de la Dehesa Romero | Loan commitments | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	21
Mr. Guillermo de la Dehesa Romero | Financial Guarantees | Bank's Directors
Direct risk exposure
Risk exposure on loan commitments, etc.	€ 0	€ 0